Consolidated Statements of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income for the year	R$ 6,177,543	R$ 5,557,332	R$ 5,039,977
Other comprehensive income that may be reclassified into income in subsequent periods	(46,782)	25,159	(5,414)
Gains (losses) on derivative financial instruments	(72,114)	898	(922)
Taxes	24,519	(305)	314
Cumulative Translation Adjustments (CTA) on transactions in foreign currency	813	24,566	(4,806)
Other comprehensive income (losses) not to be reclassified into income (losses) in subsequent periods	10,042	367,275	(99,017)
Unrealized gains (losses) on financial assets at fair value through other comprehensive income	(26)	(21)	(90)
Taxes	6	8	30
Actuarial gains (losses) and limitation effect of the assets of surplus plan	16,339	555,441	(147,882)
Taxes	(6,277)	(188,153)	48,925
Other comprehensive income (losses)	(36,740)	392,434	(104,431)
Total comprehensive income for the year	6,140,803	5,949,766	4,935,546
Attributable to:
Controlling shareholders	6,131,261	5,940,393	4,924,755
Non-controlling shareholders	R$ 9,542	R$ 9,373	R$ 10,791